Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 02, 2024
Registrant Name	dei_EntityRegistrantName	Lincoln Funds Trust
CIK	dei_EntityCentralIndexKey	0002015799
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 02, 2024
Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2024
Prospectus Date	rr_ProspectusDate	Sep. 27, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A